Document and Entity Information - USD ($)	12 Months Ended
	Apr. 30, 2016	Jun. 08, 2016
Document And Entity Information
Entity Registrant Name	Mobad Service Corporation
Entity Central Index Key	0001520353
Document Type	S-1
Document Period End Date	Apr. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		40,000,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015